FACTORING LIABILITY (Tables)	9 Months Ended
Sep. 30, 2025
Factoring Liability
SCHEDULE OF RELATED PARTY TRANSACTIONS

	September 30, 2025	December 31, 2024	Weighted Average Interest Rate	Maturity (Calendar Year)
Loans to two directors issued in 2023	$103,400	$130,900	24.0%	2023
Loan to a director issued in 2024	20,250	20,250	24.0%	2025
Funded loans payable - related party principal	123,650	151,150
Less: Unamortized debt-issuance costs and discounts	-	(3,062)
Loans payable - related party - current	$123,650	$148,088